RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
RELATED PARTY TRANSACTIONS
Advance from customers	$ 3,142,515	$ 489,784
Related party
RELATED PARTY TRANSACTIONS
Advance from customers	2,122,448
Related party | VIE and its subsidiaries
RELATED PARTY TRANSACTIONS
Advance from customers	349,314
Affiliated Entity | VIE and its subsidiaries
RELATED PARTY TRANSACTIONS
Sales to affiliated companies	635,532	26,508	$ 0
Advance from customers	$ 853,130	$ 1,601,332